Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

This basis of accounting differs in certain material respects from that used for the preparation of the books of Jinzheng and Jinmo, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC (“PRC GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of Jinzheng and Jinmo to present them in conformity with U.S. GAAP.

The accompanying consolidated financial statements consolidate the financial statements of Newater Technology, its 100% owned subsidiary Newater HK, Newater HK’s 100% owned subsidiary Jinzheng, and Jinzheng’s 100% owned subsidiary Jinmo prior to December 2016. All significant intercompany balances and transactions have been eliminated. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of income and comprehensive income from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of Newater Technology and Newater HK is United States dollar. The functional currency of Jinzheng and Jinmo is Renminbi (“RMB”). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income and comprehensive income.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, allowance for doubtful accounts, contingencies and litigation, total costs in connection with service revenues, valuation of inventories and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in time deposits, certificates of deposit and all other highly liquid instruments with original maturities of three months or less.

Restricted Cash

Restricted Cash

The current portion of restricted cash includes bank deposits used to pledge bank acceptance notes, cash deposits pledged in exchange for guarantee service provided by third party and certificate of deposit pledged for bank loan obtained from a bank. The Company entered into credit agreements with commercial banks in China (“endorsing banks”) which agree to provide credit within stipulated limits. Within the stipulated credit limits, the Company can issue bank acceptance notes to its suppliers as payments for purchases. In order to issue bank acceptance notes, the Company is generally required to make initial deposits to the endorsing banks in amounts of certain percentage of the face amount of the bank acceptance notes to be issued by the Company. The cash in such accounts is restricted for use over the terms of the bank acceptance notes, which are normally three to six months.

The non-current portion of restricted cash represents cash deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of August 2, 2017 of the Company’s initial public offering.

Accounts Receivable and Allowance for Bad Debts

Accounts Receivable and Allowance for Bad Debts

The Company presents accounts receivables, net of allowances for doubtful accounts and returns, to ensure accounts receivable are not overstated due to being uncollectible.

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required. Certain credit sales are made to industries that are subject to cyclical economic changes.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its clients to make required payments or to cover potential credit losses. Estimates are based on historical collection experience, current trends, credit policy and relationship between accounts receivable and revenues. In determining these estimates, the Company examines historical write-offs of its receivable and reviews each client’s account to identify any specific customer collection issues.

Retentions Receivable

Retentions Receivable

Retentions receivable represent the amount withheld by customers until the warranty period, usually one to two years, is over. Retentions receivable which were expected to be collected within one year of $670,877 and $708,424 were included in the balance of accounts receivable as of December 31, 2017 and 2016, respectively. Retentions receivable which were expected to be collected after one year were presented separately as other non-current asset. Retentions receivable from related parties which were expected to be collected within one year of $0 and $53,833 were included in the balance of accounts receivable from related party, net as of December 31, 2017 and 2016, respectively.

Inventories

Inventories

Inventories, consisting of raw materials, work in progress and finished goods are stated at the lower of cost or net realizable value utilizing the weighted average method. Cost includes all costs of purchase, cost of conversion and other costs incurred to bring the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to sell.

The valuation of inventory requires the Company to estimate excess and slow moving inventories. The Company evaluates the recoverability of the inventory based on assumption about expected demand and market conditions.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized. Gains and losses on disposal of property, plant and equipment are recognized in the statement of income and comprehensive income based on the net disposal proceeds less the carrying amount of the assets.

Depreciation of property, plant and equipment is calculated based on cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	10 years
Computer software	10 years
Electronic equipment	5 years
Office equipment	5 years
Motor vehicles	10 years
Buildings	20 years
Leasehold improvements	The lesser of remaining lease term or 5 years

Construction in progress mainly represents expenditures on the Company’s factory under construction. All direct costs relating to the acquisition or construction of the Company’s factory including interest cost are capitalized as construction in progress. Construction in progress is not depreciated until the asset is placed in service.

Land Use Rights

Land Use Rights

According to the law of China, the government owns all the land in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being amortized using the straight-line method over the estimated useful life of 50 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. For the years ended December 31, 2017, 2016 and 2015, the Company did not record any impairment charges on long-lived assets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, current portion of restricted cash, accounts receivable, notes receivables, inventories, deferred cost of revenue, advances to suppliers and other current assets, accounts payable and bank acceptance notes to vendors, loans due within one year, advances from customers, deferred income, income tax payables, and accrued expenses and other payables, the carrying amounts approximate their fair values due to the short maturities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Operating Leases

Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income and comprehensive income on a straight-line basis over the lease period.

Earnings per Share

Earnings per Share

Basic earnings per common share is computed by dividing net earnings attributable to common shareholders by the weighted-average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing net income attributable to common stockholders by the sum of the weighted average number of common stock outstanding and dilutive potential common stock during the year. Potentially dilutive common shares consist of common stock warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Revenue Recognition

Revenue Recognition

The Company derives its revenues from: (1) sale of products such as water purifying membranes and water purification equipment (“product revenues”); (2) sale of water purifying installation projects (“project revenues”); and (3) providing wastewater treatment services such as landfill leachate treatment and purification (“service revenues”). The Company recognizes revenue when title and risk of loss have transferred to the customer, collection of relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Revenue consists of the invoiced value for the sales net of value-added tax (“VAT”), business tax, applicable local government levies, rebates, discounts and returns.

The Company chooses its customers with scrutiny and keeps record of collection of receivable. Receivables from customers with solid credit condition and history are considered probable to be collected.

There were no sales returns and allowances for the years ended December 31, 2017, 2016 and 2015. The Company does not provide unconditional right of return, pricing protection or any other concessions to its customers. Historically, warranty claims were immaterial.

For product sales, transfer of title and risk of loss occur when the membranes and equipment are delivered.

The following are the specific revenue recognition policies for project revenues and service revenues.

Project Revenues

The general contract terms of water purifying installation projects include project management, timeframe of the project, payment terms, rights and obligations of parties, acceptance criteria, and liability for breach of contract.

The term of project management specifies the details such as design and manufacturing of the water-purifying equipment, site installation, trial runs and technical support and training. A general contract is normally completed within two months and does not include a general right of return.

Transfer of title and risk of loss occur when the equipment is delivered and installed in accordance with the contractual terms. In instances where contractual terms include a provision for customer acceptance, revenue is recognized when either (i) the Company has previously demonstrated that the equipment meets the specified criteria based on either seller or customer-specified objective criteria or (ii) upon formal acceptance received from the customer if the equipment has not been previously demonstrated to meet customer-specified objective criteria.

The Company usually provides free after-sales service under project revenues, which includes warranty, technical support and training for a period ranging from one to two years. The actual after-sales expense was immaterial for the years ended December 31, 2017, 2016 and 2015.

Service Revenues

Service revenues are derived from the arrangements where the Company acts as a solution provider and purifies wastewater for customers. The general contract terms of wastewater treatment service include operation management, timeframe of the service, pricing and payment terms, rights and obligations of parties, testing criteria, and liability for breach of contract.

The term of pricing and payment specifies the details such as a fixed price per unit and that the ownership of materials and equipment belongs to the Company.

The Company recognizes service revenues using proportional performance method. Specifically, the revenues have been recognized based on the volume of wastewater purified multiplied by negotiated contract billing rates, an output method, assuming all other revenue recognition criteria are met. The Company had service revenues in the year ended December 31, 2017 for the first time.

Cost of Revenues and Deferred Cost of Revenue

Cost of Revenues and Deferred Cost of Revenue

The Company’s cost of revenues primarily consists of (i) materials and equipment costs, (ii) compensation and related overhead expenses for personnel involved in the customization of its products, delivery, installation and maintenance and services (“compensation and overhead costs”), (iii) contractor costs, and (iii) depreciation of equipment used in operations.

For product sales and project revenues, all costs associated with the sales are expensed when revenues are recognized. For service revenues, when revenue is recognized over multiple periods in accordance with the Company’s revenue recognition policies, total costs are deferred and amortized over the same period that associated service revenue is recognized. The costs incurred but not expensed yet are recognized as “Deferred cost of revenue” on the accompanying consolidated balance sheets. As of December 31, 2017 and 2016, deferred cost of revenue totaled $2,547,580 and $0, respectively.

Government Grants

Government Grants

Government grants include cash subsidies received from the PRC government by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local businesses. The government grant is recognized in the consolidated statements of income and comprehensive income when cash is received and the relevant performance criteria specified in the grant are met. In the years ended December 31, 2017, 2016 and 2015, the Company received government grants of approximately $487,000 (RMB 3,289,975), $1,721,000 (RMB 11,432,000) and $61,000 (RMB 380,000), respectively, and recognized approximately $514,000 (or RMB 3,469,975, including RMB 3,289,975 from issuance in 2017 and RMB 180,000 from issuance in 2015), $1,751,000 (or RMB 11,632,000, including RMB 11,432,000 from issuance in 2016 and RMB 200,000 from issuance in 2015), and $0 in the consolidated statements of income and comprehensive income, respectively. As of December 31, 2017 and 2016, approximately $0 and $26,000 were recorded as deferred income, respectively. The details including performance criteria are as follows:

Jinzheng received the following subsidies in 2015:

●	RMB 180,000 as Jinzheng’s research and development plan was chosen as one of the annual key plans of Shandong Province. (“RMB 180K Subsidy”)

●	RMB 200,000 as Jinzheng successfully applied for the subsidy of production and cooperation project of Yantai City, Laishan District. (“RMB 200K Subsidy”)

The above subsidies were subject to further research and development obligations and were recorded as deferred income in 2015. The research and development projects required by the RMB 200K Subsidy and RMB 180K Subsidy were completed in the years ended December 31, 2016 and 2017, respectively. Therefore the RMB 200,000 and RMB 180,000 received in 2015 were recognized in consolidated statements of income and comprehensive income in the years ended December 31, 2016 and 2017, respectively.

Jinzheng received the following subsidies in 2016:

●	RMB 500,000 as Jinzheng successfully applied for the subsidy of university-industry cooperation and international cooperation projects (“RMB 500K Subsidy”). The recognition requirements for the RMB 500K Subsidy include research and development projects completed with higher education institutions and collaboration with foreign companies with advanced technologies.

●	RMB 1,200,000 as Jinzheng successfully applied for the subsidy of special membrane project (“RMB 1.2M Subsidy”). The recognition requirements for the RMB 1.2M Subsidy include the commencement of special membrane project in Laishan District Economic Development Area in 2016 and tax payment of certain amount in the same year.

●	RMB 9,732,000 as Jinzheng successfully applied for the high technology subsidy (“RMB 9.7M Subsidy”). There is no specific requirement for the RMB 9.7M Subsidy.

The requirements of the above subsidies totaling RMB 11,432,000 received in 2016 were fully fulfilled and the subsidies were recognized in consolidated statements of income and comprehensive income for the year ended December 31, 2016.

Jinzheng received the following subsidies in 2017:

●	RMB 300,000 as Jinzheng successfully applied for the subsidy of innovation-driven development (“RMB 300K Subsidy”).

●	RMB 2,594,000 as Jinzheng successfully applied for the subsidy of special membrane project (“RMB 2.6M Subsidy”).

●	RMB 200,000 as Jinzheng was chosen as one of the Provincial Industrial Design Centers in Shandong Province.

●	RMB 100,000 as Jinzheng was chosen as the City DTRO Membrane Engineering Lab of Yantai City in Shandong Province.

●	RMB 95,975 as Jinzheng successfully applied for the subsidy on interest expense incurred by the Company for loans obtained.

The requirements of the above subsidies totaling RMB 3,289,975 received in 2017 were fully fulfilled and the subsidies were recognized as government grants in consolidated statements of income and comprehensive income for the year ended December 31, 2017.

Research and Development

Research and Development

Research and development costs are expensed as incurred. The costs primarily consist of raw materials consumed in research and development activities and salaries paid for the development and improvement of the Company’s products. Research and development costs for the years ended December 31, 2017, 2016 and 2015 were $1,355,648, $622,051 and $434,974, respectively, and are included in general and administrative expenses.

Selling Expenses

Selling Expenses

Selling expenses consist primarily of advertising, salaries, travelling and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Advertising costs in the amounts of $1,519, $7,931 and $8,816 for the years ended December 31, 2017, 2016 and 2015, respectively, are included in selling expenses.

Shipping and handling costs amounting to $14,178, $11,663 and $41,002 for the years ended December 31, 2017, 2016 and 2015, respectively, are included in selling expenses.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income/Loss

Comprehensive Income/Loss

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustments. As of December 31, 2017 and 2016, the only component of accumulated other comprehensive income/loss was foreign currency translation adjustments.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash, restricted cash, notes receivables and accounts receivable arising from its normal business activities. The Company places its cash and restricted cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its notes receivable and accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (ASC 606)”. Under ASU 2014-09, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASU 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and early adoption is permitted for periods beginning after December 15, 2016. The Company elected to adopt the new standard effective January 1, 2018. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective method). The Company elected adopting the standard using the modified retrospective method. Under this method, the Company will recognize the cumulative effect of adoption as an adjustment to its opening balance of retained earnings. The Company has identified its revenue streams and assessed each for the impacts. The Company expects the adoption of Topic 606 will not have a material impact in the timing or amount of revenue recognized, including the presentation of revenues in the Company’s consolidated statements of income and comprehensive income.

In November 2015, the FASB issued ASU 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. The amendments in ASU 2015-17 eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments in this ASU are effective for public business entities for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The amendments may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company adopted this amendment effective January 1, 2017. The adoption did not have an impact on our consolidated financial statements and related disclosures other than for reclassification of current deferred tax items to non-current for all periods presented.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees may not apply a full retrospective transition approach. The Company plans to adopt the standard effective January 1, 2019. The Company anticipates this standard will have a material impact on the Company’s consolidated balance sheets. However, the Company does not expect the adoption will have a material impact on the consolidated statements of income and comprehensive income. While the Company is continuing to assess potential impacts of the standards, it’s expected that the most significant impact will be the recognition of a right-of-use asset and a lease liability for the ongoing leases.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. These amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company elected to adopt the standard effective January 1, 2018, and anticipates this standard will not have a material impact on the Company’s consolidated statements of cash flows.

In January 2017, the FASB issued ASU 2017-03, “Accounting Changes and Error Corrections (Topic 250) and Investments - Equity Method and Joint Ventures (Topic 323)”. This pronouncement amends the SEC’s reporting requirements for public filers in regard to new accounting pronouncements or existing pronouncements that have not yet been adopted. Companies are to provide qualitative disclosures if they have not yet implemented an accounting standards update. Companies should disclose if they are unable to estimate the impact of a specific pronouncement, and provide disclosures including a description of the effect on accounting policies that the registrant expects to apply. These provisions apply to all pronouncements that have not yet been implemented by registrants. There are additional provisions that relate to corrections to several other prior FASB pronouncements. The Company has incorporated language into other recently issued accounting pronouncement notes, where relevant for the corrections in FASB ASU 2017-03. The Company is implementing the updated SEC requirements on not yet adopted accounting pronouncements with these consolidated financial statements.